Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2015-1

Collection Period	06/01/15-06/30/15
Determination Date	7/9/2015
Distribution Date	7/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$888,399,131.13
2.	Collections allocable to Principal				$27,639,598.25
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,072,765.89

5.	Pool Balance on the close of the last day of the related Collection Period				$859,686,766.99
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				54,525
7.	Initial Pool Balance				$1,000,000,003.15

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$74,068,736.34		$45,528,646.39
	b.	Class A-2 Note Balance	$320,000,000.00		$320,000,000.00
	c.	Class A-3 Note Balance	$319,000,000.00		$319,000,000.00
	d.	Class A-4 Note Balance	$115,000,000.00		$115,000,000.00
	e.	Class B Note Balance	$22,500,000.00		$22,500,000.00
	f.	Class C Note Balance	$18,500,000.00		$18,500,000.00
	g.	Class D Note Balance	$14,000,000.00		$14,000,000.00

	h.	Note Balance (sum a - g)	$883,068,736.34		$854,528,646.39
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.3877944		0.2383699
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8830687		0.8545286
10.	Overcollateralization Target Amount				$5,158,120.60
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,158,120.60
12.	Weighted Average Coupon			%	6.93%
13.	Weighted Average Original Term			months	65.50
14.	Weighted Average Remaining Term			months	57.24

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,118,102.57
	b.	Liquidation Proceeds allocable to Finance Charge			$2,594.80
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,120,697.37
16.	Principal:
	a.	Collections allocable to Principal			$27,639,598.25
	b.	Liquidation Proceeds allocable to Principal			$393,268.80
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$28,032,867.05

17.	Total Finance Charge and Principal Collections (15d + 16d)		$33,153,564.42
18.	Interest Income from Collection Account		$2,499.30
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$33,156,063.72

Available Funds

21.	Available Collections		$33,156,063.72
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$33,156,063.72

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$740,332.61
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$740,332.61

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$14,813.75
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$14,813.75
	e.	Class A-2 Monthly Interest	$234,666.67
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$234,666.67
	i.	Class A-3 Monthly Interest	$366,850.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$366,850.00
	m.	Class A-4 Monthly Interest	$175,375.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$175,375.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$40,687.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$40,687.50
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,925.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,925.00
32.	Tertiary Principal Distributable Amount		$9,381,969.35

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$36,750.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$36,750.00
34.	Quaternary Principal Distributable Amount		$14,000,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$25,029,369.88
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,158,120.60
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,120,697.37
	b.	Total Daily Deposits of Principal Collections	$28,032,867.05
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,499.30

	e.	Total Deposits to Collection Account (sum a - d)	$33,156,063.72
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$740,332.61
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,447,157.87
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,968,573.24

	f.	Total Withdrawals from Collection Account (sum a - e)	$33,156,063.72

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$14,813.75
	b.	Class A-2 Interest Distribution	$234,666.67
	c.	Class A-3 Interest Distribution	$366,850.00
	d.	Class A-4 Interest Distribution	$175,375.00
	e.	Class B Interest Distribution	$40,687.50
	f.	Class C Interest Distribution	$37,925.00
	g.	Class D Interest Distribution	$36,750.00
	h.	Class A-1 Principal Distribution	$28,540,089.95
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$29,447,157.87
44.	Withdrawals
	a.	Class A-1 Distribution	$28,554,903.70
	b.	Class A-2 Distribution	$234,666.67
	c.	Class A-3 Distribution	$366,850.00
	d.	Class A-4 Distribution	$175,375.00
	e.	Class B Distribution	$40,687.50
	f.	Class C Distribution	$37,925.00
	g.	Class D Distribution	$36,750.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$29,447,157.87

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,968,573.24
	b.	Reserve Account surplus (Ln 55)	$232.76

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,968,806.00
46.	Withdrawals
	a.	Certificateholder Distribution	$2,968,806.00

	b.	Total Withdrawals from Certificate Payment Account	$2,968,806.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.01	$2,500,000.01
	b.	Note Balance	$854,528,646.39
48.	Required Reserve Account Amount		$2,500,000.01

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.01
50.	Investment Earnings		$232.76
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,232.77
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$232.76

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.01
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$740,332.61
60.	Amount to be deposited from the Collection Account into the Note Payment Account		$29,447,157.87
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,968,573.24
62.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$232.76
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$28,554,903.70
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$234,666.67
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$366,850.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$175,375.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account		$40,687.50
69.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,925.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account		$36,750.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,968,806.00

Net Loss and Delinquency Activity

72.	Net Losses with respect to preceding Collection Period			$676,902.29
73.	Cumulative Net Losses			$1,290,469.06
74.	Cumulative Net Loss Percentage			0.1290%

			Number of Loans	Principal Balance
75.	Delinquency Analysis
	a.	31 to 60 days past due	552	$8,918,570.28
	b.	61 to 90 days past due	199	$3,435,573.68
	c.	91 or more days past due	51	$1,004,155.37

	d.	Total Past Due (sum a - c)	802	13,358,299.33

Servicer Covenant

76.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
77.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer